SEGMENTED INFORMATION - Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 1,151.7	$ 1,241.7
Cost of sales	809.2	734.7
Depreciation expense	339.8	256.7
General and administrative	42.0	46.8
Exploration	38.1	27.9
Impairment (Reversal)	205.1	(45.8)
Other	92.0	76.0
Earnings (loss) from operations	(374.5)	145.4
Net capital expenditures	625.7	292.7
Gold mines
Disclosure of operating segments [line items]
Revenues	1,151.7	1,241.7
Cost of sales	809.2	734.7
Depreciation expense	338.5	255.0
General and administrative	0.0	0.0
Exploration	4.2	3.4
Impairment (Reversal)	190.1	(45.8)
Other	86.9	72.5
Earnings (loss) from operations	(277.2)	221.9
Net capital expenditures	248.5	202.7
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Revenues	813.9	715.0
Cost of sales	472.1	408.0
Depreciation expense	251.6	166.7
General and administrative	0.0	0.0
Exploration	1.2	0.0
Impairment (Reversal)	0.0	(45.8)
Other	5.6	14.8
Earnings (loss) from operations	83.4	171.3
Net capital expenditures	135.6	113.7
Gold mines | Suriname
Disclosure of operating segments [line items]
Revenues	276.2	380.5
Cost of sales	260.1	231.1
Depreciation expense	75.6	70.8
General and administrative	0.0	0.0
Exploration	3.0	3.4
Impairment (Reversal)	190.1	0.0
Other	14.1	28.7
Earnings (loss) from operations	(266.7)	46.5
Net capital expenditures	98.6	67.8
Gold mines | Canada
Disclosure of operating segments [line items]
Revenues	61.6	146.2
Cost of sales	77.0	95.6
Depreciation expense	11.3	17.5
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment (Reversal)	0.0	0.0
Other	67.2	29.0
Earnings (loss) from operations	(93.9)	4.1
Net capital expenditures	14.3	21.2
Côté Gold Project
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.9	0.0
Exploration	2.9	2.7
Impairment (Reversal)	0.0	0.0
Other	0.0	0.0
Earnings (loss) from operations	(3.8)	(2.7)
Net capital expenditures	343.0	73.1
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.3	0.0
Exploration	31.0	21.8
Impairment (Reversal)	0.0	0.0
Other	0.4	0.7
Earnings (loss) from operations	(31.7)	(22.5)
Net capital expenditures	33.6	16.1
Corporate
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	1.3	1.7
General and administrative	40.8	46.8
Exploration	0.0	0.0
Impairment (Reversal)	15.0	0.0
Other	4.7	2.8
Earnings (loss) from operations	(61.8)	(51.3)
Net capital expenditures	$ 0.6	$ 0.8